Long Term Payable (Details)			12 Months Ended
	Feb. 07, 2023 USD ($)	Feb. 07, 2023 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
Long Term Payable [Line Items]
Down Payment	$ 28,063	¥ 200,000
Loan repayment period	3 years	3 years
Loan repayment	$ 3,466	¥ 24,698
Noncurrent portion			$ 26,496	$ 66,365
Unrecognized financing expense amortized			3,211	5,706
Remaining unrecognized financing expense			1,105	4,336
Bank of China [Member]
Long Term Payable [Line Items]
Noncurrent portion				$ 25,888
Current portion			$ 40,477
Mercedes Benz Auto Finance Co Ltd [Member]
Long Term Payable [Line Items]
Auto finance	112,252	800,000
Car [Member]
Long Term Payable [Line Items]
Purchase a car	$ 140,315	¥ 1,000,000